Hedging derivatives - Schedule of movement in hedging components in other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Balance at beginning of year	€ (8,300)	€ (9,424)	€ (9,187)
Balance at end of year	(7,445)	(8,300)	(9,424)
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	1,049	558	2,592
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	1,155	163	2,179
Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(229)	312	7
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	8	155	164
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	131	(70)	233
Gain or loss in value - recognized in equity	211	(139)	105
Amounts transferred to income statements	(80)	69	128
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(16)	(2)	9
Hedges of net investments in foreign operations
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	136	420	(1,888)
Minorities, taxes and others	(330)	146	(941)
Hedges of net investments in foreign operations | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	136	420	(1,888)
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	0	0	0
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	0	0	0
Fair value hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	0	0	0
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	0	0	0
A) Not designated elements - linked to a time period | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(19)	0	0
Gain or loss in value - recognized in equity	(19)	0	0
Amounts transferred to income statements	0	0	0
Other reclassifications	0	0	0
A) Not designated elements - linked to a time period | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	11	0	0
Gain or loss in value - recognized in equity	26	0	0
Amounts transferred to income statements	(15)	0	0
Other reclassifications	0	0	0
A) Not designated elements - linked to a time period | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	0	0	0
A) Not designated elements - linked to a time period | Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(6)	0	0
Gain or loss in value - recognized in equity	(8)	0	0
Amounts transferred to income statements	2	0	0
Other reclassifications	0	0	0
A) Not designated elements - linked to a time period | Hedges of net investments in foreign operations | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	0	0	0
A) Not designated elements - linked to a time period | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	0	0	0
A) Not designated elements - linked to a time period | Fair value hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	0	0	0
A) Not designated elements - linked to a time period | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	0	0	0
B) Not designated elements - linked to a transaction | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	0	0	0
B) Not designated elements - linked to a transaction | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	0	0	0
B) Not designated elements - linked to a transaction | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	0	0	0
B) Not designated elements - linked to a transaction | Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	0	0	0
B) Not designated elements - linked to a transaction | Hedges of net investments in foreign operations | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	0	0	0
B) Not designated elements - linked to a transaction | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	0	0	0
B) Not designated elements - linked to a transaction | Fair value hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	0	0	0
B) Not designated elements - linked to a transaction | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	0	0	0
C) Designated elements
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	1,199	978	704
Amounts transferred to income statements	706	1,256	2,622
C) Designated elements | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	1,063	558	2,592
Amounts transferred to income statements	706	1,256	2,622
C) Designated elements | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	1,174	163	2,179
Gain or loss in value - recognized in equity	536	(1,003)	532
Amounts transferred to income statements	638	1,166	1,647
C) Designated elements | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(240)	312	7
Gain or loss in value - recognized in equity	(155)	631	(409)
Amounts transferred to income statements	(85)	(319)	416
C) Designated elements | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	8	155	164
Gain or loss in value - recognized in equity	(225)	(185)	267
Amounts transferred to income statements	233	340	431
C) Designated elements | Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	131	(70)	233
Amounts transferred to income statements	(80)	69	128
C) Designated elements | Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(10)	(2)	9
Gain or loss in value - recognized in equity	(10)	(2)	9
Amounts transferred to income statements	0	0	0
C) Designated elements | Hedges of net investments in foreign operations
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	136	420	(1,888)
Amounts transferred to income statements	0	0	0
C) Designated elements | Hedges of net investments in foreign operations | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	136	420	(1,888)
Gain or loss in value - recognized in equity	136	420	(1,888)
Amounts transferred to income statements	€ 0	€ 0	€ 0